CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES

15.                              CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES

In January and May of 2006, the Company issued a total of 31,003,440 shares of Series A shares at Series A subscription price of $0.4999 per share for cash proceeds of $15,500.  In May 2006, the Company granted a total of 1,600,320 warrants to certain Series A shareholders to purchase additional Series A shares which were exercisable into Series A shares at the Series A subscription price for $800.  All of the warrants were exercised in August 2006.

In November 2006, the Company issued 37,878,789 shares of Series B shares to Series B shareholders at Series B subscription price of $0.66 per share for cash proceeds of $25,000.

In January 2010, the Company issued a total of 7,831,467 shares of Series C shares at Series C subscription price of $2.5538 per share for cash proceeds of $20,000.

In April 2010, one of the shareholders of Series A shares transferred at Series C subscription price of $2.5538 per share to three investors a total of 1,691,610 Series A shares, 156,631 of which was transferred to a shareholder of both Series A shares and Series B shares. The shareholder was granted all the rights of the Series C shares for the 156,631 Series A shares.

On April 4, 2011, Series A, Series B and Series C shares had been automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares after the closing of IPO.

The main terms of Series A, Series B and Series C shares are summarized as follows:

Rank

The series C shares shall, with respect to (i) the payment of the liquidation payment in the event of a liquidation or a sale transaction, (ii) the payment of the dividends and (iii) all other rights and preferences, rank senior to (a) the series B shares, the series A shares and the ordinary shares; while series B shares with respect to these events rank senior to the series A shares and the ordinary shares; and the series A shares respect to these events rank senior to the ordinary shares.

Redemption

At any time commencing on the earlier of (a) such time as the Company’s CEO is enjoined or prevented from serving as the CEO of the Company and (b) the sixth anniversary of the Series B Subscription Date, (i) if holders of at least 66 2/3% of the Series B shares approve redemption, any holder of Series B share shall be entitled to require the Company and (ii) if holders of at least 75% of the Series A shares approve redemption, any holder of Series A shares shall be entitled to require the Company, in each case by a six-month prior notice in writing to the Company to redeem, out of legally available funds, for all, but not less than all, of the Series B shares or Series A shares held by such holder, as applicable; provided the Group remain solvent and have sufficient cash for working capital required for at least one year, by reference to the annual budget approved by the Board.  This redemption right set forth herein shall terminate upon closing of a qualified initial public offering (“Qualified IPO”).

At any time commencing on the fifth anniversary of the series C subscription date, if holders of at least 66 2/3% of the series C shares approve redemption, any holder of series C shares shall be entitled to require the Company, by serving a Redemption Notice on the Company, to redeem, out of legally available funds, for all, but not less than all, of the series C shares held by such holder, provided, that the Group Companies remain solvent and have sufficient cash for working capital required for at least one year by reference to the annual budget approved by the Board of Directors.

Qualified IPO means firm commitment underwritten public offering either with total offering proceeds to the Company of at least $80,000 before deduction of the underwriting commissions and expenses or with the approval of holders of 66 2/3% or more of the then issued and outstanding preferred shares of the Company.

Redemption Payments equal to the (i) aggregate of series C subscription price, series B subscription price or series A shares subscription price, (as adjusted for share dividends, combinations or splits or reclassification with respect to such share) plus (ii) all accumulated but unpaid dividends on the Series C shares, the Series B shares or Series A shares, as applicable, at a rate of 5% for each year the Series C shares, Series B shares or Series A shares, as applicable, remain outstanding (pro rata for a partial year).

During the years ended December 31, 2009, 2010 and 2011, the Company recorded $815, $815 and $203 as accretion of Series A shares, $1,250, $1,250 and $313 as accretion of Series B shares in the consolidated statements of operations. During the year ended December 31, 2010 and 2011, the Company recorded $978 and $255 as accretion of Series C shares in the consolidated statements of operations, respectively.

Conversion

Optional conversion-Any holder of Series A shares, Series B shares and Series C shares shall have the right, at its option, at any time and from time to time, to convert, any or all of such holder’s Series A shares, Series B shares or Series C shares, as applicable, into such number of fully paid ordinary shares as is determined by dividing (i) the Series A subscription price by the then effective conversion price for the Series A shares, or (ii) the Series B subscription price by the then effective conversion price for the Series B shares, or (ii) the Series C subscription price by the then effective conversion price for the Series C shares, as applicable.  The conversion price for Series A shares, Series B shares and Series C shares shall initially be equal to the Series A subscription price, the Series B subscription price and the Series C subscription price respectively, subject to adjustment for share dividend, share split or share combination, and other anti-dilution feature.

Automatic conversion-Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series A shares, each outstanding share of Series A shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO, each outstanding share of Series B shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series C preferred shares, each outstanding share of Series C shares shall be automatically converted, into the number of fully paid ordinary Shares in accordance with the then effective applicable conversion price.

Dividends

For dividend other than in ordinary shares, dividend shall be ratably paid to holders of Series C shares , Series B shares, Series A shares and Ordinary shares based on an as-if converted basis.

For dividend in ordinary shares, holders of Series C shares, Series B shares or Series A shares shall not participate in the distribution of dividend in Ordinary Shares, but shall be entitled to adjustment to the conversion price then in effect.

Voting rights

The Board of Directors shall comprise a maximum of six directors, two of which shall represent Series A preferred shareholders, one of which shall represent Series B preferred shareholders.  Series A, Series B and Series C shares shall be entitled to three, two and one non-voting observers to the Board of Directors, respectively.  Holders of ordinary shares, voting as a single class, shall be entitled to elect a maximum of three directors.

Liquidation preference

Upon liquidation, out of legally available assets for shareholders, holders of Series C shares shall be paid an amount equal to Series C subscription price plus unpaid dividends if any first.  Then Series B shareholders shall be paid an amount equal to Series B subscription price plus unpaid dividends if any.  Then Series A shareholders shall be paid an amount equal to Series A subscription price plus unpaid dividends if any.  Any remaining assets shall be distributed ratably among Series C shareholders, Series B shareholders, Series A shareholders and ordinary shareholders on an as-if converted basis.  The Company has not declared any dividends for Series A shares, Series B shares, or Series C shares.